Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Chou Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Chou Income Fund (the "Income Fund") is to provide capital appreciation and income production, with capital preservation as a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Income Fund's performance. During the most recent fiscal year, the Income Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund's operating expenses remain the same (though the fee waiver is applied in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Income Fund will invest at least 80% of its net assets in fixed-income securities, financial instruments that provide exposure to fixed-income securities, and preferred stock. The Income Fund's fixed-income investments principally will include U.S. and non-U.S. government and municipal securities, distressed securities, corporate bonds (both investment grade and below-investment grade), income trusts, bank debt and deposits, commercial paper, variable and floating rate securities, Rule 144A securities, pay-in-kind securities, loan participation interests, mortgage or asset-backed securities, preferred stock and convertible securities. The Income Fund also may invest in money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities. The Income Fund may invest in fixed-income securities in both developed markets and emerging markets. Portfolio holdings are typically concentrated without limits as to factors such as geography, the size of an issuer, the issuer's earnings or the industry in which an issuer operates.

The Income Fund may invest substantially in distressed securities and corporate bonds that are rated below-investment grade. These are securities generally rated in the lower rating categories ("Baa3" or lower by Moody's Investors Service ("Moody's") or "BBB-" or lower by Standard & Poor's Ratings Group ("S&P"), or a comparable rating) by at least one nationally recognized statistical rating organization at the time of investment or, if unrated, are determined to be of comparable quality by the Portfolio Manager.

Chou may decide to maintain a larger portion of the Income Fund's assets in short-term fixed-income securities during periods of high market valuations and volatility. This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Income Fund may use financial instruments (including derivatives) as investments or in an attempt to: (1) limit or hedge against losses that may occur because of the Income Fund's investment in a security or exposure to a currency or market; (2) obtain exposure to one or more investments, such as a security, currency, interest rate, or index; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions. These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps ("CDS"); options, including covered call options; forward foreign currency exchange contracts; and currency futures contracts, currency swaps, options on currencies, or options on currency futures. The Income Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation. In addition, the Income Fund may purchase shares of equities and simultaneously sell call options as a way to generate investment return.

The Income Fund may invest up to 20% of its net assets in equity securities (other than preferred stock and convertible securities), including common stock, American Depositary Receipts ("ADRs"), pooled investment vehicles, including private equity, hedge funds, rights, and warrants.

The Income Fund may lend securities in its portfolio in order to earn additional income and manage its portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Income Fund will invest at least 80% of its net assets in fixed-income securities, financial instruments that provide exposure to fixed-income securities, and preferred stock.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Income Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Income Fund or the Income Fund could underperform other investments. An investment in the Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the Income Fund are subject to the following principal risks:

Below-Investment Grade Securities Risk is the risk that the market values for the Income Fund's investments in below-investment grade securities may be very volatile. In addition, these securities are less liquid than investment grade debt securities.

Convertible Securities Risk entails some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Covered Call Option Risk is the risk that options written by the Income Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

Currency Risk is the risk that arises if the Income Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes, interest rates or currencies. The Income Fund may invest in a variety of derivatives, including options, futures, swaps, swap caps, forwards and curve steepeners. Investments in derivatives can be volatile and can have a large impact on the performance of the Income Fund. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Income Fund. Derivatives may cause leverage. Leverage risk is created when an investment exposes the Income Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Income Fund's risk of loss. Other risks of investments in derivatives include imperfect correlation between the value of these derivative instruments and the underlying assets; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Investments in derivatives require different skills and techniques than other securities in which the Income Fund may invest.

            Correlation Risk is the risk of imperfect correlation between the value of these derivative instruments and the underlying assets.

            Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Income Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

            Credit Derivative Risk is the risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Income Fund's risk of loss in a credit derivative transaction varies with the form of the transaction.

            Leverage Risk is created when an investment exposes the Income Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Income Fund's risk of loss and potential for gain.

            Segregation Risk is the risk associated with any requirements, which may be imposed on the Income Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Income Fund's exposure to loss, and the Income Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

            Volatility Risk is the risk that, because the Income Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Distressed Securities Risk is the risk that the Income Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Securities Risk (including ADR Risk) is the risk that the Income Fund's equity holdings, including common and preferred stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security. ADRs may be subject to some of the same risks as direct investment in foreign companies, which include international trade, currency, political, regulatory and diplomatic risks.

Fixed-Income Securities Risk includes the risks that arise when investing in fixed-income securities. These risks include:

            Credit Risk - The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.

            Interest Rate Risk - The value of the Income Fund's investments in fixed-income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for intermediate-term or longer-term fixed-income obligations owned by the Income Fund. In addition, spreads on certain fixed-income investments can widen suddenly and sharply, negatively impacting the value of the underlying security. This can occur in both investment and non-investment grade securities.

            Prepayment Risk - Issuers may prepay fixed rate obligations when interest rates fall, forcing the Income Fund to reinvest in obligations with lower interest rates than the original obligations.

            Variable and Floating Interest Rate Risk - The interest rates of variable and floating rate securities may adjust whenever a specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). Variable and floating rate securities generally are less sensitive to interest rate changes but may produce a leveraging effect or provide interest payments that vary inversely with market rates. Floating and variable rate securities also may be called or redeemed by the issuer prior to maturity, which may result in the Income Fund having to reinvest proceeds in other investments at a lower interest rate. The Income Fund may also suffer a loss if there is no active secondary market for any particular floating or variable rate security.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic companies, including the imposition of new or amended government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization, and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency and may be subject to foreign withholding and other taxes.

Futures and Forward Contracts Risk There may be an imperfect correlation between the changes in market value of the securities held by the Income Fund and the prices of futures and forward contracts. There may not be a liquid secondary market for the futures contracts. Forward currency and currency futures transactions include the risks associated with fluctuations in currency.

Hedging Risk is the risk that investments made by the Income Fund to hedge or minimize risk may not work as anticipated. In addition, should the Income Fund purchase put options to hedge risk, the Income Fund could lose the entire premium paid for the put options.

Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

Liquidity Risk is the risk that the Income Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

Loans and Loan Participation Interests Risk is the risk that the Income Fund's rights under a participation interest with respect to a particular loan may be more limited than the rights of original lenders or of investors who acquire an assignment of that loan. The Income Fund normally will have to rely on the participating lender to demand and receive payments in respect of the loans, and to pay those amounts on to the Income Fund, and the Income Fund would not likely have any rights against the borrower directly.

Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Income Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Income Fund. Similarly, the value of debt securities may be adversely affected by changes in bond market size and structure, such as changes that result from a decision by a central bank to revise monetary policy (for example, the end of the Federal Reserve Board's program to purchase and hold debt securities) or a significant reduction in capacity of dealers to intermediate (or "make a market") in debt securities due to changes in regulatory and capital requirements.

Mortgage-Related and Other Asset-Backed Risk is the risk that rising interest rates tend to extend the duration of fixed rate mortgage-related securities and other asset-backed securities, making them more sensitive to changes in interest rates. Additionally, mortgage-related securities and asset-backed securities are subject to prepayment risk.

Municipal Securities Risk is the risk that the amount of public information available about municipal securities is generally less than that for corporate securities. Special factors, such as legislative changes, and economic and business developments, may adversely affect the yield and/or value of the Income Fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the Income Fund invests may have an impact on the Income Fund's share price.

Non-Diversification Risk is the risk that, by concentrating its investments in securities of a limited number of issuers and industries, the Income Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Options Risk The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Income Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Income Fund to counterparty risk.

Pay-In-Kind Securities Risk arises because pay-in-kind securities pay interest through the issuance of additional debt or equity securities. As a result, holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults, the Income Fund may obtain no return at all on its investment.

Pooled Investment Vehicle Risk is the risk that the pooled investment vehicles in which the Income Fund may invest, including money market funds, may charge fees, and such fees may be more than the Income Fund would pay if the manager of the pooled vehicle managed the Income Fund's assets directly.

Preferred Stock Risk Preferred stocks are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred stocks are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

Regional Risk occurs because adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Income Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Income Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Income Fund's assets are invested, the Income Fund may experience substantial illiquidity or reduction in the value of the Income Fund's investments.

Repurchase Agreement Risk is the risk that if the party agreeing to repurchase should default, the Income Fund may sell the purchased securities and incur procedural costs or delays in addition to any loss on the securities.

Restricted Securities Risk is the risk that Rule 144A Securities may not be readily marketable in broad public markets or may become illiquid. The Income Fund may not be able to sell the restricted security when Chou considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Securities Lending Risk may occur when borrowers of the Income Fund's securities provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Income Fund's ability to vote proxies or to settle transactions.

Swap Contracts and Swap Caps Risk The use of swaps and swap caps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap and swap cap exposes the Income Fund to counterparty risk when a counterparty to a financial instrument entered into by the Income Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Income Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Swap caps are less liquid than swaps.

Warrants Risk is the risk that warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and, therefore, a warrant may be highly volatile and speculative. If a warrant held by the Income Fund is not exercised by the date of its expiration, the Income Fund would lose the entire purchase price of the warrant.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Income Fund or the Income Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk is the risk that, by concentrating its investments in securities of a limited number of issuers and industries, the Income Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the Income Fund's returns as of December 31, 2014. The chart and table provide some indication of the risks of investing in the Income Fund by showing the changes in the performance from year to year and how the Income Fund's average annual returns for one year and since inception compare to the Barclays Capital U.S. Corporate High Yield Bond Index, a broad measure of market performance. Updated performance is available at www.chouamerica.com or by calling (877) 682-6352 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the Income Fund by showing the changes in the performance from year to year and how the Income Fund's average annual returns for one year and since inception compare to the Barclays Capital U.S. Corporate High Yield Bond Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 682-6352
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.chouamerica.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 13.76% (for the quarter ended September 30, 2012), and the lowest return was -10.73% (for the quarter ended September 30, 2011).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.73%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%
Chou Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,050
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,369
Annual Return 2011	rr_AnnualReturn2011	(13.84%)
Annual Return 2012	rr_AnnualReturn2012	34.54%
Annual Return 2013	rr_AnnualReturn2013	22.86%
Annual Return 2014	rr_AnnualReturn2014	(4.83%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2010
Chou Income Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(7.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Chou Income Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%

[1]	Expenses have been restated to reflect current fees.
[2]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Income Fund expenses to limit Total Annual Fund Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.20% through at least May 1, 2016 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.